Income Tax (Details) - Schedule of income tax provision - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal
Current
Deferred	(5,422)	(824,916)
State
Current
Deferred
Change in valuation allowance	5,422	824,916
Income tax provision